Pensions and post-retirement benefits - Disclosure of defined benefit contributions paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Defined benefit contributions paid	£ 39	£ 1,785	£ 955